CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (UNAUDITED) - GBP (£) £ in Millions		Total	Total	Share capital and premium	Other reserves	Retained profits	Other equity instruments	Non-controlling interests
Beginning balance at Dec. 31, 2020		£ 49,413	£ 43,278	£ 24,947	£ 13,747	£ 4,584	£ 5,906	£ 229
Comprehensive income
Profit for the period		3,865	3,611			3,611	213	41
Other comprehensive income
Post-retirement defined benefit scheme remeasurements, net of tax		281	281			281
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax:
Debt securities		26	26		26
Equity shares		41	41		41
Gains and losses attributable to own credit risk, net of tax		(26)	(26)			(26)
Movements in cash flow hedging reserve, net of tax		(1,077)	(1,077)		(1,077)
Movements in foreign currency translation reserve, net of tax		(23)	(23)		(23)
Other comprehensive income for the period, net of tax		(778)	(778)		(1,033)	255
Total comprehensive income for the period	[1]	3,087	2,833		(1,033)	3,866	213	41
Transactions with owners
Dividends		(455)	(404)			(404)		(51)
Distributions on other equity instruments		(213)					(213)
Issue of ordinary shares		22	22	22
Movement in treasury shares		(54)	(54)			(54)
Value of employee services:
Share option schemes		27	27			27
Other employee award schemes		59	59			59
Changes in non-controlling interests		0
Total transactions with owners		(614)	(350)	22	0	(372)	(213)	(51)
Realised gains and losses on equity shares held at fair value through other comprehensive income		0	0		(1)	1
Ending balance at Jun. 30, 2021	[2]	51,886	45,761	24,969	12,713	8,079	5,906	219
Comprehensive income
Profit for the period		2,020	1,744			1,744	216	60
Other comprehensive income
Post-retirement defined benefit scheme remeasurements, net of tax		781	781			781
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax:
Debt securities		82	82		82
Equity shares		16	16		16
Gains and losses attributable to own credit risk, net of tax		(26)	(26)			(26)
Movements in cash flow hedging reserve, net of tax		(1,009)	(1,009)		(1,009)
Movements in foreign currency translation reserve, net of tax		(16)	(16)		(16)
Other comprehensive income for the period, net of tax		(172)	(172)		(927)	755
Total comprehensive income for the period	[3]	1,848	1,572		(927)	2,499	216	60
Transactions with owners
Dividends		(515)	(473)			(473)		(42)
Distributions on other equity instruments		(216)					(216)
Issue of ordinary shares		15	15	15
Redemption of preference shares			0	597	(597)
Movement in treasury shares		41	41			41
Value of employee services:
Share option schemes		24	24			24
Other employee award schemes		72	72			72
Changes in non-controlling interests		(3)	(1)			(1)		(2)
Total transactions with owners		(582)	(322)	612	(597)	(337)	(216)	(44)
Realised gains and losses on equity shares held at fair value through other comprehensive income		0
Ending balance at Dec. 31, 2021	[4]	53,152	47,011	25,581	11,189	10,241	5,906	235
Comprehensive income
Profit for the period		2,826	2,569			2,569	214	43
Other comprehensive income
Post-retirement defined benefit scheme remeasurements, net of tax		(207)	(207)			(207)
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax:
Debt securities		(47)	(47)		(47)
Equity shares		32	32		32
Gains and losses attributable to own credit risk, net of tax		294	294			294
Movements in cash flow hedging reserve, net of tax		(2,728)	(2,728)		(2,728)
Movements in foreign currency translation reserve, net of tax		60	60		60
Other comprehensive income for the period, net of tax		(2,596)	(2,596)		(2,683)	87
Total comprehensive income for the period	[5]	230	(27)		(2,683)	2,656	214	43
Transactions with owners
Dividends		(991)	(930)			(930)		(61)
Distributions on other equity instruments		(214)					(214)
Issue of ordinary shares		89	89	89
Share buyback		(1,836)	(1,836)	(272)	272	(1,836)
Repurchase of other equity instruments		(438)	(17)			(17)	(421)
Movement in treasury shares		(28)	(28)			(28)
Value of employee services:
Share option schemes		24	24			24
Other employee award schemes		88	88			88
Changes in non-controlling interests		(1)	(3)			(3)		2
Total transactions with owners		(3,307)	(2,613)	(183)	272	(2,702)	(635)	(59)
Realised gains and losses on equity shares held at fair value through other comprehensive income		0	0		1	(1)
Ending balance at Jun. 30, 2022	[6]	£ 50,075	£ 44,371	£ 25,398	£ 8,779	£ 10,194	£ 5,485	£ 219

[1]	Total comprehensive income attributable to owners of the parent was £3,046 million
[2]	Total equity attributable to owners of the parent was £51,667 million
[3]	Total comprehensive income attributable to owners of the parent was £1,788 million.
[4]	Total equity attributable to owners of the parent was £52,917 million.
[5]	Total comprehensive income attributable to owners of the parent was £187 million.
[6]	Total equity attributable to owners of the parent was £49,856 million.